Interest and Finance Costs	12 Months Ended
Dec. 31, 2019
Interest and Finance Costs [Abstract]
Interest and Finance Costs
12.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	Year ended December 31,
	2019	2018	2017
Interest on long-term debt and other financial liabilities	13,630	14,819	11,698
Amortization of debt issuance costs	738	1,173	518
Amortization of shares issued to third party (non-cash)	402	-	-
Other	446	423	61
Total	15,216	16,415	12,277

Interest and finance costs-related party are analyzed as follows:

	Year ended December 31,
	2019	2018	2017
Interest on long-term debt - related party	420	1,724	1,182
Amortization of debt issuance costs related party	240	7	13
Convertible notes interest expense	751	2,811	1,800
Convertible notes amortization of debt discount (non-cash)	3,713	4,339	2,127
Amortization of shares issued to related party (non-cash)	3,505	-	-
Total	8,629	8,881	5,122